Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	424,757	374,877
Prepayment for royalties - current portion	257,037	221,921
Interest receivable	182,681	246,178
Prepayments of operational expenses	43,686	73,693
Wangyibao operating funds held by third party online payment settlement service providers	105,735	74,793
Prepayment for sales tax	63,303	77,436
Employee advances	9,892	21,755
Security and rental deposits	8,505	14,438
Other	26,188	39,181
	1,121,784	1,144,272